Operating profit - Summary of Information About Profit Loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Employee costs (Note 9)	£ 8,473.0	£ 7,693.0	£ 7,680.0
Advertising	835.0	735.0	433.0
Distribution costs	199.0	192.0	169.0
Depreciation of property, plant and equipment	892.0	885.0	855.0
Impairment of property, plant and equipment, net of reversals	17.0	70.0	87.0
Depreciation of right of use assets	190.0	176.0	179.0
Impairment of right of use assets	10.0	40.0	5.0
Amortisation of intangible assets	1,212.0	1,086.0	1,088.0
Impairment of intangible assets, net of reversals	418.0	365.0	435.0
Impairment of tangible and intangible assets held for sale, net of reversals	23.0	0.0	1.0
Net foreign exchange (gains)/losses	11.0	11.0	(4.0)
Inventories:
Cost of inventories included in cost of sales	6,576.0	6,137.0	5,885.0
Write-down of inventories	979.0	687.0	800.0
Reversal of prior year write-down of inventories	(598.0)	(483.0)	(325.0)
Short-term lease charge	8.0	6.0	7.0
Low-value lease charge	2.0	2.0	3.0
Variable lease payments	17.0	9.0	10.0
Fees payable to the company’s auditor and its associates in relation to the Group (see below)	£ 22.0	£ 26.9	£ 31.7